LORD ABBETT STOCK APPRECIATION FUND

Supplement dated July 27, 2012

to the Summary Prospectus dated December 1, 2011

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Effective August 1, 2012, the following replaces the subsection titled “Management – Portfolio Managers” on page 7 of the summary prospectus:

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since
F. Thomas O’Halloran, Partner and Director	2012

Please retain this document for your future reference.